AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 46.4%
Financials - 14.3%
Air Lease Corp. Series C (4.125% to 12/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.149%), 4.125%, 12/15/26[1,2,3]	$4,000,000	$2,980,638
Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3,4]	3,000,000	2,528,100
Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[5]	2,000,000	1,748,482
Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[1,3]	1,285,000	1,206,112
BOC Aviation USA Corp. 1.625%, 04/29/24[5]	3,500,000	3,342,212
Canadian Imperial Bank of Commerce (Canada) 3.945%, 08/04/25	2,000,000	2,004,009
Capital One Financial Corp.
(2.636% to 03/03/25 then SOFR + 1.290%), 2.636%, 03/03/26[1,3]	1,400,000	1,330,350
(4.985% to 07/24/25 then SOFR + 2.160%), 4.985%, 07/24/26[1,3]	500,000	504,573

Citigroup, Inc. (1.462% to 06/09/26 then SOFR + 0.770%), 1.462%, 06/09/27[1,3]	1,800,000	1,620,521
The Goldman Sachs Group, Inc.
(1.948% to 10/21/26 then SOFR + 0.913%), 1.948%, 10/21/27[1,3]	2,900,000	2,646,540
Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3]	1,485,000	1,254,940
Series V (4.125% to 11/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.949%), 4.125%, 11/10/26[1,2,3]	500,000	439,893
HSBC Holdings PLC (United Kingdom)
(2.206% to 08/17/28 then SOFR + 1.285%), 2.206%, 08/17/29[1,3]	2,000,000	1,708,375
(2.804% to 05/24/31 then SOFR + 1.187%), 2.804%, 05/24/32[1,3]	1,000,000	839,918

Morgan Stanley (2.484% to 09/16/31 then SOFR + 1.360%), 2.484%, 09/16/36[1,3]	3,000,000	2,427,137
OneMain Finance Corp. 7.125%, 03/15/26	905,000	876,017
Royal Bank of Canada (Canada) 3.970%, 07/26/24	1,000,000	1,006,049
SCC Power PLC (United Kingdom)
4.000%, 05/17/32[5,6]	219,925	21,992
	Principal Amount	Value

SCC Power PLC (United Kingdom)
8.000%, 12/31/28[5,6]	$406,016	$162,406

Total Financials		28,648,264
Industrials - 26.0%
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.750%, 04/20/29[5]	975,000	933,562
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46	2,000,000	2,014,210
Burlington Northern Santa Fe LLC 4.450%, 01/15/53	500,000	510,487
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	970,000	967,575
Canadian Natural Resources, Ltd. (Canada) 3.850%, 06/01/27	1,300,000	1,270,348
Charter Communications Operating LLC/Charter Communications Operating Capital 5.250%, 04/01/53	2,000,000	1,750,595
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	1,325,000	1,347,522
Cigna Corp. 4.900%, 12/15/48	600,000	604,898
Coca-Cola Femsa SAB de CV (Mexico) 2.750%, 01/22/30	2,500,000	2,289,675
DCP Midstream Operating LP 5.375%, 07/15/25	1,500,000	1,537,500
Dell International LLC/EMC Corp. 6.100%, 07/15/27	1,175,000	1,258,681
Delta Air Lines, Inc. 7.000%, 05/01/25[5]	2,500,000	2,611,628
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[5]	1,410,000	1,377,144
Digicel Group Holdings, Ltd. (Bermuda) 8.000%, 04/01/25[5,6]	6,900	4,451
Enbridge, Inc. (Canada) (6.250% to 03/01/28 then 3 month LIBOR + 3.641%), 6.250%, 03/01/78[1,3]	2,500,000	2,372,080
Ford Motor Co. 7.450%, 07/16/31	830,000	904,700
JBS USA LUX, S.A. / JBS USA Food Co./JBS USA Finance, Inc. 5.125%, 02/01/28[5]	1,000,000	996,680
JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.500%, 01/15/30[5]	935,000	908,303
6.500%, 04/15/29[4,5]	148,000	150,355

Kinder Morgan, Inc. 1.750%, 11/15/26	500,000	452,483
Magallanes, Inc. 3.755%, 03/15/27[5]	500,000	480,680

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 26.0% (continued)

Mattamy Group Corp. (Canada) 5.250%, 12/15/27[5]	$950,000	$834,158
McDonald's Corp., MTN 4.450%, 03/01/47	485,000	474,125
MEG Energy Corp. (Canada) 7.125%, 02/01/27[5]	70,000	72,552
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[5]	2,500,000	2,524,975
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 08/29/22[1,2,5,7]	400,000	1,000
8.875%, 08/29/22[1,2,7]	600,000	1,500

Organon & Co/Organon Foreign Debt Co. Issuer, B.V. 4.125%, 04/30/28[5]	1,250,000	1,181,875
Paramount Global 4.950%, 01/15/31	2,400,000	2,348,108
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[5]	1,370,000	1,357,427
Pilgrim's Pride Corp. 3.500%, 03/01/32[5]	750,000	633,281
Post Holdings, Inc. 5.500%, 12/15/29[5]	950,000	897,997
Qatar Petroleum (Qatar) 1.375%, 09/12/26[5]	2,000,000	1,846,328
Rattler Midstream LP 5.625%, 07/15/25[5]	2,000,000	2,040,000
Rogers Communications, Inc. (Canada) 4.550%, 03/15/52[5]	4,000,000	3,747,228
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	1,235,000	1,256,449
Smithfield Foods, Inc. 4.250%, 02/01/27[5]	2,000,000	1,948,845
Transcanada Trust (Canada) (5.300% to 03/15/27 then 3 month LIBOR + 3.208%), 5.300%, 03/15/77[1,3]	1,475,000	1,341,263
Verizon Communications, Inc. 4.400%, 11/01/34	2,575,000	2,570,367
Vodafone Group PLC (United Kingdom)
4.375%, 05/30/28	1,225,000	1,247,079
(7.000% to 04/04/29 then USD Swap 5 year + 4.873%), 7.000%, 04/04/79[1,3]	850,000	893,562

Western Midstream Operating LP 4.300%, 02/01/30	75,000	70,141

Total Industrials		52,031,817
Utilities - 6.1%
Consolidated Edison Co. of New York, Inc. 5.700%, 06/15/40	800,000	873,961
Duke Energy Corp. 3.950%, 08/15/47	1,500,000	1,283,029
	Principal Amount	Value

Duke Energy Progress LLC 4.150%, 12/01/44	$1,390,000	$1,305,969
The East Ohio Gas Co. 3.000%, 06/15/50[5]	1,700,000	1,280,518
Florida Power & Light Co. 2.875%, 12/04/51	1,500,000	1,185,548
Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,250,799
Tucson Electric Power Co. 4.000%, 06/15/50	1,425,000	1,248,448
Vistra Operations Co. LLC 4.875%, 05/13/24[5]	3,900,000	3,869,949

Total Utilities		12,298,221

Total Corporate Bonds and Notes (Cost $105,004,007)		92,978,302
Asset-Backed Securities - 2.0%
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 1.910%, 10/20/61[5] (Cost $4,420,728)	4,500,000	3,970,876

Mortgage-Backed Securities - 7.1%
BANK
Series 2017-BNK5, 4.191%, 06/15/60[3]	300,000	275,926
Series 2020-BN28, Class AS 2.140%, 03/15/63	524,000	437,478
Series 2020-BN28, Class B 2.344%, 03/15/63	524,000	422,652
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%, Cap N/A, Floor 1.200%), 3.199%, 08/15/36[3,5]	132,000	128,343
Series 2017-DELC, Class D (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%), 3.699%, 08/15/36[3,5]	150,000	145,063
Series 2017-DELC, Class E (1 month LIBOR + 2.500%, Cap N/A, Floor 2.500%), 4.499%, 08/15/36[3,5]	302,000	289,476
Benchmark Mortgage Trust
Series 2020-B17, Class B 2.916%, 03/15/53	340,000	292,017
Series 2020-B19, Class B 2.351%, 09/15/53	524,000	429,269

BX Trust Series 2019-OC11, Class E 4.075%, 12/09/41[3,5]	709,000	606,886
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B 4.749%, 02/10/49[3]	763,000	731,286
Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	501,440

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 7.1% (continued)
Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.605%, 10/10/48[3]	$585,000	$554,504
Series 2016-CR28, Class C 4.619%, 02/10/49[3]	726,000	697,184
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	467,196
Series 2018-C14, Class C 4.923%, 11/15/51[3]	880,000	796,350

CSMC Trust Series 2017-CHOP, Class D (1 month LIBOR + 1.900%, Cap N/A, Floor 1.900%), 3.899%, 07/15/32[3,5]	261,000	243,796
DBJPM Series 2016-C1, Class C 3.323%, 05/10/49[3]	534,000	465,486
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[5]	862,000	797,712
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.483%, 09/15/47[3]	330,824	315,957
Series 2014-C25, Class C 4.438%, 11/15/47[3]	450,000	408,456
Series 2015-C33, Class C 4.611%, 12/15/48[3]	670,000	648,030

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.724%, 05/13/53[3]	496,000	427,600
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.709%, 02/15/51[3]	917,000	860,708
Series 2019-C16, Class B 4.320%, 04/15/52[3]	769,000	729,685
Series 2019-C18, Class B 3.681%, 12/15/52[3]	717,000	647,729
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	475,234
Series 2019-C49, Class C 4.866%, 03/15/52[3]	350,000	327,104
Series 2019-C50, Class B 4.192%, 05/15/52	637,000	598,831
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	553,889

Total Mortgage-Backed Securities (Cost $15,636,826)		14,275,287
Municipal Bonds - 0.4%
California State General Obligation, School Improvements 7.550%, 04/01/39	330,000	454,412
	Principal Amount	Value

Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	$245,000	$251,711

Total Municipal Bonds (Cost $725,371)		706,123
U.S. Government and Agency Obligations - 38.3%
Fannie Mae - 9.2%
FNMA,
2.140%, 10/01/29	7,000,000	6,538,545
2.260%, 01/01/30	3,200,000	2,997,539
3.000%, 03/01/45	679,472	667,487
3.500%, 12/01/31 to 01/01/32	258,778	265,820
4.000%, 09/01/31 to 06/01/42	95,761	96,972
4.500%, 03/01/42	35,979	36,194
FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	419,140	407,205
Series 2011-121, Class JP 4.500%, 12/25/41	50,833	53,344
Series 2012-105, Class Z 3.500%, 10/25/42	1,410,107	1,407,887
Series 2012-127, Class PA 2.750%, 11/25/42	628,231	616,354
Series 2012-20, Class ZT 3.500%, 03/25/42	2,748,869	2,682,105
Series 2012-31, Class Z 4.000%, 04/25/42	846,449	872,797
Series 2015-9, Class HA 3.000%, 01/25/45	1,811,112	1,786,496

Total Fannie Mae		18,428,745
Freddie Mac - 7.6%
FHLMC, 3.000%, 04/01/47	933,142	917,551
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	1,987,427	1,951,455
3.500%, 10/01/42	258,353	254,760
4.000%, 10/01/41	18,162	18,181
5.000%, 07/01/35	8,250	8,763
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	85,880	90,595
Series 3626, Class AZ 5.500%, 08/15/36	54,952	59,530
Series 3792, Class SE (1 month LIBOR + 9.860%, Cap 9.860%, Floor 0.000%), 5.862%, 01/15/41[3]	18,652	18,263
Series 3872, Class BA 4.000%, 06/15/41	14,064	14,074
Series 3894, Class ZA 4.500%, 07/15/41	24,051	25,509
Series 3957, Class HZ 4.000%, 11/15/41	333,460	344,178
Series 4016, Class KZ 4.000%, 03/15/42	2,719,458	2,801,502

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 7.6% (continued)
FHLMC REMICS,
Series 4316, Class BZ 3.000%, 03/15/44	$3,850,875	$3,682,025
Series 4750, Class PA 3.000%, 07/15/46	693,327	682,443
Series 4934, Class P 2.500%, 11/15/40	4,396,702	4,242,968

Total Freddie Mac		15,111,797
Ginnie Mae - 0.2%
GNMA,
Series 2004-35, Class SA (32.500% minus 6.5 times 1 month LIBOR , Cap 32.500%, Floor 0.000%), 18.678%, 03/20/34[3]	9,250	10,469
Series 2009-32, Class ZE 4.500%, 05/16/39	101,710	104,180
Series 2009-35, Class DZ 4.500%, 05/20/39	108,815	111,635
Series 2009-75, Class GZ 4.500%, 09/20/39	106,519	109,387

Total Ginnie Mae		335,671
U.S. Treasury Obligations - 21.3%
U.S. Treasury Bonds,
1.250%, 05/15/50	2,315,000	1,510,990
1.875%, 02/15/41 to 11/15/51	16,845,000	13,045,646
2.375%, 02/15/42	890,000	775,134
U.S. Treasury Notes,
1.625%, 05/15/26	3,900,000	3,739,430
1.875%, 02/15/32	16,367,400	15,277,945
2.625%, 04/30/24	1,470,000	1,458,688
2.750%, 02/15/28	3,840,000	3,839,400
2.875%, 05/15/25	1,900,000	1,894,656
3.000%, 07/15/25	1,180,000	1,185,900

Total U.S. Treasury Obligations		42,727,789

Total U.S. Government and Agency Obligations (Cost $80,126,289)		76,604,002
Floating Rate Senior Loan Interests - 2.7%
Industrials - 2.7%
Clean Harbors, Inc. Incremental Term Loan, (1 month LIBOR + 2.000%), 4.372%, 08/31/22[3]	2,487,500	2,466,252
Mileage Plus Holdings LLC, Term B Loan, (3 month LIBOR + 5.250%), 7.313%, 09/21/22[3]	3,000,000	3,021,429

Total Floating Rate Senior Loan Interests (Cost $5,649,451)		5,487,681

	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Foresight[8]	202	3,627
Tapstone Energy[8]	1,579	3,584

Total Energy (Cost $165,689)		7,211

	Principal Amount	Value
Short-Term Investments - 2.3%
Joint Repurchase Agreements - 1.5%[9]
Bank of America Securities, Inc., dated 07/29/22, due 08/01/22, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.500%, 07/01/43 - 07/01/52, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 07/29/22, due 08/01/22, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 07/31/22 - 07/01/52, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., dated 07/29/22, due 08/01/22, 2.250% total to be received $38,493 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 09/20/22 - 11/15/51, totaling $39,256)	38,486	38,486
RBC Dominion Securities, Inc., dated 07/29/22, due 08/01/22, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 08/25/22 - 05/20/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,038,486

Commercial Paper - 0.3%
Desjardins BDN, 2.449%, 10/11/22[10]	550,000	546,579
PSP Capital, 1.709%, 08/02/22[10]	30,000	29,999

Total Commercial Paper		576,578

	Shares
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[11]	618,894	618,894
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[11]	318,824	318,824

Total Other Investment Companies		937,718

Total Short-Term Investments (Cost $4,553,563)		4,552,782
Total Investments - 99.2% (Cost $216,281,924)		198,582,264
Other Assets, less Liabilities - 0.8%		1,680,797
Net Assets - 100.0%		$200,263,061

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
#	Less than 0.05%.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $2,653,174 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $42,123,755 or 21.0% of net assets.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Security's value was determined by using significant unobservable inputs.
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[10]	Represents yield to maturity at July 31, 2022.
[11]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$92,978,302	—	$92,978,302
Asset-Backed Securities	—	3,970,876	—	3,970,876
Mortgage-Backed Securities	—	14,275,287	—	14,275,287
Municipal Bonds†	—	706,123	—	706,123
U.S. Government and Agency Obligations†	—	76,604,002	—	76,604,002
Floating Rate Senior Loan Interests†	—	5,487,681	—	5,487,681
Common Stocks
Energy	—	—	$7,211	7,211
Short-Term Investments
Joint Repurchase Agreements	—	3,038,486	—	3,038,486
Commercial Paper	—	576,578	—	576,578
Other Investment Companies	$937,718	—	—	937,718
Total Investments in Securities	$937,718	$197,637,335	$7,211	$198,582,264

†	All corporate bonds and notes, municipal bonds, U.S. government agency obligations and floating rate senior loan interests held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government agency obligations and floating rate senior rate interests by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2022:
	Common Stock	Floating Rate Senior Loan Interests
Balance as of October 31, 2021	$7,211	$1,215
Accrued discounts (premiums)	—	11
Realized gain (loss)	—	323
Change in unrealized appreciation/depreciation	—	(334)
Purchases	—	—
Sales	—	—
Paydowns	—	(1,215)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Balance as of July 31, 2022	$7,211	$0

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2022	—	—
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of July 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2022	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$7,211	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,653,174	$3,038,486	—	$3,038,486
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.